Shareholder Report, Holdings (Details) - C000002849	Jun. 30, 2024
HEICO Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Freeport-McMoRan Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Media
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)